Award Timing Disclosure	12 Months Ended
Jul. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Related to Grants of Stock Options or Similar Awards
We have not granted options, stock appreciation rights, or other similar option-like instruments since 2020; however, it is our policy not to time any grants of equity awards in relation to the release of material non-public information.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
We have not granted options, stock appreciation rights, or other similar option-like instruments since 2020; however, it is our policy not to time any grants of equity awards in relation to the release of material non-public information.